Intangible Assets, Net	12 Months Ended
Jun. 30, 2024
Intangible Assets, Net [Abstract]
Intangible Assets, Net
5.	Intangible Assets, Net

Intangible assets, net, consists of the following:

	As of June 30,
	2024	2023
Software	$7,695,000	$7,000,000
Accumulated amortization	(5,269,306)	(2,916,667)
Intangible assets, net	$2,425,694	$4,083,333

Amortization expense was $2,352,639, $2,333,334 and $583,333 for the years ended June 30, 2024, 2023 and 2022.